CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS INCOME STATEMENTS (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 67,213	$ 66,195	$ 63,016	$ 61,164	$ 62,381	$ 49,120	$ 40,808	$ 36,697	$ 240,654	$ 175,448	$ 142,102
Sales Revenue, Goods, Net									16,934	13,558	594
Total Revenue									257,588	189,006	142,696
Costs and expenses:
Operating and maintenance expenses									73,521	51,393	30,730
General and administrative expenses									16,284	16,967	13,898
Depreciation and amortization									24,404	15,406	7,806
Total costs and expenses									114,209	83,766	52,434
Income (loss) from operations	35,614	39,201	33,867	34,697	34,204	24,589	21,936	24,511	143,379	105,240	90,262
Other income (expense):
Equity in earnings of subsidiaries									0	0	0
Interest expense, net									(31,875)	(28,755)	(19,939)
Amortization of loan fees and debt premium									(1,488)	(1,678)	(1,315)
Net income	25,869	31,453	25,981	26,713	26,330	16,893	14,302	17,282	110,016	74,807	69,008
Less: Net (loss) income attributable to Predecessor									(4,986)	(11,832)	(4,840)
Income (Loss) Attributable to Noncontrolling Interest, before Tax									14,565	5,679	0
Net Income (Loss) Attributable To Partners									100,437	80,960	73,848
Net Income (Loss) Allocated to General Partners									9,055	4,031	0
Net Income (Loss) Allocated to Limited Partners	$ 20,909	$ 26,347	$ 21,204	$ 22,922	$ 23,472	$ 19,749	$ 15,372	$ 18,336	91,382	76,929	73,848
Subsidiary Issuer [Member]
Revenues									0	0
Sales Revenue, Goods, Net									0	0
Total Revenue									0	0
Costs and expenses:
Operating and maintenance expenses									0	0
General and administrative expenses									16,284	16,609
Depreciation and amortization									0	0
Total costs and expenses									16,284	16,609
Income (loss) from operations									(16,284)	(16,609)
Other income (expense):
Equity in earnings of subsidiaries									159,663	121,849
Interest expense, net									(31,875)	(28,755)
Amortization of loan fees and debt premium									(1,488)	(1,678)
Net income									110,016	74,807
Less: Net (loss) income attributable to Predecessor									0	0
Income (Loss) Attributable to Noncontrolling Interest, before Tax									0	0
Net Income (Loss) Attributable To Partners									110,016	74,807
Net Income (Loss) Allocated to General Partners									(9,055)	(4,031)
Net Income (Loss) Allocated to Limited Partners									100,961	70,776
Guarantor Subsidiaries [Member]
Revenues									240,654	175,448
Sales Revenue, Goods, Net									16,934	13,558
Total Revenue									257,588	189,006
Costs and expenses:
Operating and maintenance expenses									73,521	51,393
General and administrative expenses									0	358
Depreciation and amortization									24,404	15,406
Total costs and expenses									97,925	67,157
Income (loss) from operations									159,663	121,849
Other income (expense):
Equity in earnings of subsidiaries									0	0
Interest expense, net									0	0
Amortization of loan fees and debt premium									0	0
Net income									159,663	121,849
Less: Net (loss) income attributable to Predecessor									4,986	11,832
Income (Loss) Attributable to Noncontrolling Interest, before Tax									14,565	5,679
Net Income (Loss) Attributable To Partners									150,084	128,002
Net Income (Loss) Allocated to General Partners									0	0
Net Income (Loss) Allocated to Limited Partners									150,084	128,002
Non-Guarantor Subsidiaries [Member]
Revenues									0	0
Sales Revenue, Goods, Net									0	0
Total Revenue									0	0
Costs and expenses:
Operating and maintenance expenses									0	0
General and administrative expenses									0	0
Depreciation and amortization									0	0
Total costs and expenses									0	0
Income (loss) from operations									0	0
Other income (expense):
Equity in earnings of subsidiaries									0	0
Interest expense, net									0	0
Amortization of loan fees and debt premium									0	0
Net income									0	0
Less: Net (loss) income attributable to Predecessor									0	0
Income (Loss) Attributable to Noncontrolling Interest, before Tax									0	0
Net Income (Loss) Attributable To Partners									0	0
Net Income (Loss) Allocated to General Partners									0	0
Net Income (Loss) Allocated to Limited Partners									0	0
Operating Segments [Member] | Subsidiary Issuer [Member]
Revenues											0
Sales Revenue, Goods, Net											0
Total Revenue											0
Costs and expenses:
Operating and maintenance expenses											0
General and administrative expenses											13,408
Depreciation and amortization									0	0	0
Total costs and expenses											13,408
Income (loss) from operations											(13,408)
Other income (expense):
Equity in earnings of subsidiaries									159,663	121,849	103,683
Interest expense, net											(19,952)
Amortization of loan fees and debt premium									(1,488)	(1,678)	(1,315)
Net income											69,008
Less: Net (loss) income attributable to Predecessor											0
Net Income (Loss) Attributable To Partners											(69,008)
Net Income (Loss) Allocated to General Partners											0
Net Income (Loss) Allocated to Limited Partners											(69,008)
Operating Segments [Member] | Guarantor Subsidiaries [Member]
Revenues											142,102
Sales Revenue, Goods, Net											594
Total Revenue											142,696
Costs and expenses:
Operating and maintenance expenses											30,730
General and administrative expenses											490
Depreciation and amortization									24,404	15,406	7,806
Total costs and expenses											39,026
Income (loss) from operations											103,670
Other income (expense):
Equity in earnings of subsidiaries									0	0	0
Interest expense, net											13
Amortization of loan fees and debt premium									0	0	0
Net income											103,683
Less: Net (loss) income attributable to Predecessor											(4,840)
Net Income (Loss) Attributable To Partners											(108,523)
Net Income (Loss) Allocated to General Partners											0
Net Income (Loss) Allocated to Limited Partners											(108,523)
Operating Segments [Member] | Non-Guarantor Subsidiaries [Member]
Revenues											0
Sales Revenue, Goods, Net											0
Total Revenue											0
Costs and expenses:
Operating and maintenance expenses											0
General and administrative expenses											0
Depreciation and amortization									0	0	0
Total costs and expenses											0
Income (loss) from operations											0
Other income (expense):
Equity in earnings of subsidiaries									0	0	0
Interest expense, net											0
Amortization of loan fees and debt premium									0	0	0
Net income											0
Less: Net (loss) income attributable to Predecessor											0
Net Income (Loss) Attributable To Partners											0
Net Income (Loss) Allocated to General Partners											0
Net Income (Loss) Allocated to Limited Partners											0
Consolidation, Eliminations [Member]
Revenues									0	0	0
Sales Revenue, Goods, Net									0	0	0
Total Revenue									0	0	0
Costs and expenses:
Operating and maintenance expenses									0	0	0
General and administrative expenses									0	0	0
Depreciation and amortization									0	0	0
Total costs and expenses									0	0	0
Income (loss) from operations									0	0	0
Other income (expense):
Equity in earnings of subsidiaries									(159,663)	(121,849)	(103,683)
Interest expense, net									0	0	0
Amortization of loan fees and debt premium									0	0	0
Net income									(159,663)	(121,849)	(103,683)
Less: Net (loss) income attributable to Predecessor									0	0	0
Income (Loss) Attributable to Noncontrolling Interest, before Tax									0	0
Net Income (Loss) Attributable To Partners									(159,663)	(121,849)	103,683
Net Income (Loss) Allocated to General Partners									0	0	0
Net Income (Loss) Allocated to Limited Partners									$ (159,663)	$ (121,849)	$ 103,683